Discontinued Operations (Details) - Schedule of Assets and Liabilities Held for Sale - Handshake [Member]	Dec. 31, 2023 USD ($)
Assets
Cash and cash equivalents	$ 28,642
Trade receivables	158,216
Other current and non-current assets	15,105
Assets held for sale	201,963
Liabilities
Trade and other payables	(119,347)
Other current and non-current liabilities	(11,529)
Liabilities directly associated with assets held for sale	(130,876)
Net assets directly associated with assets held for sale	$ 71,087